Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Rental Expense and Lease Commitments
Lease Commitments

($ in millions)

	2013	2014	2015	2016	2017	Beyond 2017
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,466	$1,268	$1,044	$746	$535	$747
Vacant space	$21	$13	$7	$3	$1	$0
Sublease income commitments	$26	$16	$11	$9	$4	$1
Capital lease commitments	$13	$12	$11	$8	$10	$6